Subsequent Events	12 Months Ended
May 31, 2011
Subsequent Events [Text Block]
17.           SUBSEQUENT EVENTS

For the period June 1, 2011 through September 9, 2011, the Company sold 630,000 shares of preferred stock to three investors for a total of $630,000.  An additional 277,544 shares of preferred stock were issued in lieu of interest due to two debt holders.

For the period June 1, 2011 through September 9, 2011, the long-term loan was increased by $200,000 for which the lender received 50,000 shares of preferred stock.

The Company is in negotiations to modify the vesting terms of the remaining 4,440,000 of options not vested at May 31, 2011 and extend the due date of $250,000 of related debt to KeHe.